Note 10 - Collaborative Agreements (Details Textual) - USD ($) $ in Millions	May 07, 2018	Mar. 31, 2018	Mar. 07, 2018
CrystalGenomics [Member]
Collaborative Agreement, Option Payable		$ 2
Collaborative Agreement, Milestone Payment		16
Collaborative Agreement, Regulatory Milestone		$ 44
CrystalGenomics [Member] | Subsequent Event [Member]
Payments for Option Fee	$ 2
Ohm Oncology [Member]
Collaborative Agreements, Potential Additional Milestone Payments Receivable			$ 125